Subsequent Events - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Member] | Parent Company [Member]
Subsequent Event [Line Items]
Purchase of licence from related party	¥ 2,013	¥ 2,013	¥ 2,013	¥ 2,013	¥ 2,013